Shareholders’ Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Shareholders’ Deficit [Abstract]
Shareholders’ Deficit

Note 6 – Shareholders’ Deficit

Preferred Stock

As of March 31, 2023, the Company had authorized for issuance a total of 1,000,000 shares of preferred stock, par value of $0.0001 per share (“Preferred Stock”). As of March 31, 2023 and December 31, 2022, no shares of Preferred Stock were issued or were outstanding. The Certificate of Incorporation of the Company authorizes the Board to fix the voting rights, if any, designations, powers, preferences and relative, participating, optional, special, and other rights at the time of issue of any Preferred Stock.

Common Stock

As of March 31, 2023, and December 31, 2022, the Company had 34,825,971 shares of Class A common stock outstanding. As of March 31, 2023, and December 31, 2022, the Company had reserved 6,005,660 shares of Class A common stock for issuance as follows:

	Nature of Reserve	As of March 31, 2023	As of December 31, 2022
a.	Indemnification reserve: Upon the expiration of the indemnification period of two years as described in the Business Combination agreement, subject to the payments of indemnity claims, if any, the Company will issue up to 750,000 shares to former Onyx shareholders	750,000	750,000
b.	EIP reserve: Shares reserved for future issuance under the stockholder approved Parts iD, Inc. 2020 Equity Incentive Plan	3,212,078	3,212,078
c.	ESPP reserve: Shares reserved for future issuance under the stockholder approved Parts iD, Inc. 2020 Employee Stock Purchase Plan	2,043,582	2,043,582
	Total shares reserved for future issuance	6,005,660	6,005,660

Note 5 – Shareholders’ Deficit

Preferred Stock

As of December 31, 2022 and 2021, the Company had authorized for issuance a total of 1,000,000 shares of preferred stock, par value of $0.0001 per share (“Preferred Stock”). As of December 31, 2022 and 2021, no shares of Preferred Stock were issued or were outstanding. The Certificate of Incorporation of the Company authorizes the Board to fix the voting rights, if any, designations, powers, preferences and relative, participating, optional, special, and other rights at the time of issue of any Preferred Stock.

Common Stock

As of December 31, 2022 and 2021, the Company had 34,825,971 and 33,965,804 shares of Class A common stock outstanding, respectively. As of December 31, 2022 and 2021, the Company had reserved 6,005,660 and 6,905,830, respectively, shares of Class A common stock for issuance as follows:

Nature of Reserve	As of December 31, 2022	As of December 31, 2021
a. Indemnification reserve: Upon the expiration of the indemnification period of two years as described in the Business Combination Agreement, subject the payments of indemnity claims, if any, the Company will issue up to 750,000 Common shares to former Onyx shareholders	750,000	750,000
b. EIP reserve: Shares reserved for future issuance under the stockholder approved Parts iD, Inc. 2020 Equity Incentive Plan	3,212,078	4,112,248
c. ESPP reserve: Shares reserved for future issuance under the stockholder approved Parts iD, Inc. 2020 Employee Stock
Purchase Plan	2,043,582	2,043,582
Total shares reserved for future issuance	6,005,660	6,905,830

Voting, Dividends, and Other Distributions:

Subject to the rights of Preferred stock, if any, the holders of Class A and Class F Common stock are entitled to a) one vote for each share on all matters that require stockholder approval, b) receive dividends and distributions as and when declared by the Board out of any assets or funds legally available therefor, equally on a per share basis, and c) share the distribution of all remaining or surplus assets, if any, in the event of liquidation, dissolution or winding up of the Company, ratably in proportion to the number of shares of Common stock held by them.

Rights and Options:

The Company has the authority to create and issue rights, warrants and options entitling the holders thereof to acquire from the Corporation any shares of its capital stock of any class or classes, with such rights, warrants and options to be evidenced by or in instrument(s) approved by the Board. The Board is empowered to set the exercise price, duration, times for exercise and other terms and conditions of such rights, warrants or options; provided, however, that the consideration to be received for any shares of capital stock issuable upon exercise thereof may not be less than the par value thereof. The Common stockholders does not carry any preemptive rights enabling them to subscribe for, or receive shares of, common stock or any other securities convertible into shares of common stock.